Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade and other receivables, net	$ 942	$ 1,147
Prepaid expenses	8,650	2,691
Vendor deposits	2,810	1,395
Other current assets	5	171
Total prepaid expenses and other current assets	$ 12,407	$ 5,404